Inventories (Tables)	9 Months Ended
Mar. 31, 2014
Inventories
Schedule of inventories by type
March 31, 2014
Bunkers	596,768
Lubricants	358,381
Victualing	83,840
Bonded stores	15,354
Communication cards	3,986
Total	1,058,329